Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Description of Plan [Line Items]
Description of the Plan

NOTE A – DESCRIPTION OF THE PLAN

The following description of the Ashland Union Employee Savings Plan (Plan) provides only general information. The information in this Note is not a Summary Plan Description or Plan document, as these terms are defined under the Employee Retirement Income Security Act of 1974 (ERISA). Instead, this information merely summarizes selected aspects of the Plan. Read the Summary Plan Description or the Plan document for more information about the Plan. The Plan document controls the terms of the Plan and supersedes any inconsistencies contained herein or in the Summary Plan Description. The Ashland Inc. Investment and Administrative Oversight Committee (the IAOC), as Plan Administrator, retains all rights to determine, interpret and apply the Plan’s terms to factual matters and matters of law. This retained discretionary authority is more particularly described in the Summary Plan Description and in the Plan document.

General

As of December 31, 2010, the Hercules Savings and Investment Plan was renamed the Ashland Inc. Union Employee Savings Plan (now the Ashland Union Employee Savings Plan). In conjunction with this change, a majority of the participants were transferred to the Ashland Employee Savings Plan with the exception of a select group of union-affiliated employees. The Trustee and Recordkeeper for the Plan is Fidelity Management Trust Company. The Plan is intended to qualify under sections 401(a), 401(k), and 401(m) of the Internal Revenue Code (IRC), and under section 404(c) of ERISA.

Contributions

Eligibility and Employee Contributions

Effective January 1, 2017, members of the Hopewell Union that became employees of Ashland prior to August 28, 2010 are the only employees eligible to participate in the Plan. At enrollment, participants may elect to contribute from 1% to 50% of their wages on either a pre-tax or post-tax basis, or a combination thereof subject to Internal Revenue Code (IRC) limitations. New participants are deemed to elect to contribute 3% of their wages as pre-tax contributions, unless they elect otherwise. Excluding catch-up contributions, participants were limited to contributions of $23,500 in 2025.

Eligible employees who are at least age 50 by December 31 can make catch-up contributions in addition to the regular contribution. Catch-up contributions are pre-tax contributions from an eligible participant’s compensation in excess of a plan-imposed limit or the legal pre-tax contribution limit. Therefore, the eligible participant’s contributions must first reach a plan-imposed limit or the legal pre-tax contribution limit before any contributions are characterized as catch-up contributions. These employees may contribute a maximum of $7,500 as catch-up contributions for 2025.

Participants can direct their accounts into any one or combination of Plan investment options, including the Vanguard Target Retirement Trust Funds. The Target Funds most closely match the employee’s assumed retirement date, based on the employee’s age at the time of enrollment. These investments gradually become more conservative over time and are Common/Collective Trusts.

Employer Contributions

Ashland contributes a matching contribution of 50% of the first 6% of the earnings that an employee contributes to the Plan for the pay period. The matching contribution may be made in shares of stock or cash.

Vesting

The Plan provides for immediate vesting of all employer and employee contributions regardless of the employee’s length of participation in the Plan or service with the employer. However, to preserve the qualified status of the Plan with the Internal Revenue Service (IRS), there are certain restrictions on the employee’s right to withdraw contributions and any earnings thereon while actively employed by Ashland or its subsidiaries. If a participant or beneficiary entitled to a benefit cannot be located, the vested benefit is forfeited. If such a participant or beneficiary makes a proper claim prior to the termination of the Plan, the forfeited benefit shall be restored in an amount equal to the amount forfeited, unadjusted for any gains or losses.

Voting Rights

Participants may instruct the trustee on how to vote shares of Ashland Inc. Common Stock held in their Ashland Common Stock Fund account and are notified by the trustee prior to the time such rights are to be exercised. The trustee will vote fractional shares and shares for which it received no instructions in the same proportion as the voting instructions on allocated shares received from participants. Participants may also direct the trustee on how to respond if a tender offer is made for Ashland Inc. Common Stock. If no instructions are received from a participant on a tender offer, it will be considered to be instruction to the trustee not to respond to the offer.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of (a) Ashland's contribution and (b) Plan earnings (losses), and charged a fixed fee for reimbursable administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Rollovers

Participants may elect to rollover amounts from other qualified plans into this Plan in accordance with the guidelines required by the Plan and the IRC.

Notes Receivable from Participants

The Plan includes an employee note receivable provision authorizing participants to borrow a minimum of $1,000 up to a maximum amount that is equal to the lesser of $50,000 or 50% of their vested balances in the Plan. Each loan bears interest at rates ranging from 4.25% to 9.50% as determined by the Trustee. The notes receivable are evidenced by promissory notes and have a minimum term of 12 months and a maximum term of 60 months, except for qualified residential notes, which have a maximum term of 10 years. The notes receivable bear a reasonable interest rate fixed at the date the note is granted. The notes receivable are repaid over the term in monthly installments of principal and interest by payroll deduction. A participant also has the right to repay the note receivable in full at any time without penalty. Delinquent loans are recorded as a distribution based upon the terms of the Plan document.

Loans are offset against the participant’s account and the related portion does not share in any income, expenses, gains, or losses (other than the interest on the loan) which are realized by the Plan. Loans are recorded at their unpaid principal balance, plus any accrued but unpaid interest.

Payments of Benefits

Participants may withdraw a certain portion of their account while employed. The portion that can be withdrawn depends upon whether the employee is age 59-½ and the source of funds. Only one such withdrawal is allowed in a Plan year and the withdrawal cannot exceed the current value of the total account.

Upon termination of employment, the participant, or beneficiary in the event of death, may receive the entire value of the account in either a lump sum payment or installments over a limited period of time. If the total value of the account is $1,000 or less, the value of the account will be distributed in a lump sum without the participant’s consent.

Plan Termination

Although it has not expressed any intention to do so, Ashland reserves the right, at its sole discretion, to amend, suspend, modify, interpret, discontinue, or terminate the Plan or change the funding method at any time without the requirement to give cause or consideration to any individual, subject to the provisions set forth in ERISA. No accounting treatment or funding of the Plan shall be deemed evidence of intent to limit in any way the right to amend or terminate the Plan.